Income Taxes - Income from Continuing Operations before Income Taxes Attributable to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 215,010	$ 123,153	$ (46,876)
Foreign	(55,151)	87,845	131,609
Income from continuing operations before income taxes	$ 159,859	$ 210,998	$ 84,733